Restricted Net Assets or Parent Company’s Condensed Financial Statements - Schedule of Condensed Balance Sheets (Unaudited) (Details) - Parent [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash	$ 4,654	$ 4,676
Due from subsidiaries, net	40,422,613	7,422,613
Investment in subsidiaries	13,066,029	13,680,265
Total Assets	53,493,296	21,107,554
Liabilities and Equity
Current liability	1	1
Total Liabilities	1	1
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 73,438,750 and 12,238,750 shares issued and outstanding as of December 31, 2024 and 2023, respectively	7,344	1,224
Additional paid-in capital	42,998,556	8,036,676
Statutory reserves	370,683	370,683
Retained earnings	11,724,070	13,605,705
Accumulated other comprehensive loss	(1,607,358)	(906,735)
Total Hongli Group Inc. stockholders’ equity	53,493,295	21,107,553
Total Liabilities and Equity	$ 53,493,296	$ 21,107,554